Fair Value of Financial Instruments and Derivatives Instruments - Summary of Gain Recognized on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	$ 7,325	$ (3,670)	$ 523
Interest rate swaps | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	301	0	338
Foreign Exchange Forward Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	7,024	(3,380)	1,819
Forward Freight Agreements | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	0	(485)	(1,681)
Bunker Fuel Contracts | Other expense income on derivatives
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Net Gain/(loss) Recognized	$ 0	$ 195	$ 47